Operating Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 135,335	$ 123,917	$ 271,337	$ 243,694
Unigas Pool [Member]
Disaggregation of Revenue [Line Items]
Revenues	13,060	11,389	25,252	24,893
Time Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues	78,319	57,014	154,711	112,522
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues	43,801	48,861	84,019	93,749
Voyage Charters [Member] | Luna Pool Agency Limited [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 155	$ 6,653	$ 7,355	$ 12,530